Document and Entity Information	12 Months Ended
Jan. 30, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2012
Registrant Name	PUTNAM U S GOVERNMENT INCOME TRUST
Central Index Key	0000732337
Amendment Flag	false
Document Creation Date	Jan. 25, 2013
Document Effective Date	Jan. 30, 2013
Prospectus Date	Jan. 30, 2013